Loans - Interest rate segmentation (Details) - AUD ($) $ in Millions	Sep. 30, 2023	Sep. 30, 2022
Financial assets
Loans	$ 773,254	$ 739,647
Gross amount
Financial assets
Loans	777,687	743,853
Gross amount | Australia
Financial assets
Loans	678,272	650,850
Gross amount | Australia | Housing
Financial assets
Loans	485,474	467,382
Gross amount | Australia | Personal
Financial assets
Loans	11,289	12,832
Gross amount | Australia | Business
Financial assets
Loans	181,509	170,636
Gross amount | New Zealand
Financial assets
Loans	93,326	86,124
Gross amount | New Zealand | Housing
Financial assets
Loans	61,235	56,211
Gross amount | New Zealand | Personal
Financial assets
Loans	1,083	1,058
Gross amount | New Zealand | Business
Financial assets
Loans	31,008	28,855
Gross amount | Other overseas
Financial assets
Loans	6,089	$ 6,879
Gross amount | Over 1 year
Financial assets
Loans	684,014
Gross amount | Over 1 year | Variable Interest Rates
Financial assets
Loans	495,895
Gross amount | Over 1 year | Fixed interest rate
Financial assets
Loans	188,119
Gross amount | Over 1 year | Australia
Financial assets
Loans	610,205
Gross amount | Over 1 year | Australia | Variable Interest Rates
Financial assets
Loans	484,635
Gross amount | Over 1 year | Australia | Fixed interest rate
Financial assets
Loans	125,570
Gross amount | Over 1 year | Australia | Housing
Financial assets
Loans	479,734
Gross amount | Over 1 year | Australia | Housing | Variable Interest Rates
Financial assets
Loans	363,725
Gross amount | Over 1 year | Australia | Housing | Fixed interest rate
Financial assets
Loans	116,009
Gross amount | Over 1 year | Australia | Personal
Financial assets
Loans	4,793
Gross amount | Over 1 year | Australia | Personal | Variable Interest Rates
Financial assets
Loans	2,031
Gross amount | Over 1 year | Australia | Personal | Fixed interest rate
Financial assets
Loans	2,762
Gross amount | Over 1 year | Australia | Business
Financial assets
Loans	125,678
Gross amount | Over 1 year | Australia | Business | Variable Interest Rates
Financial assets
Loans	118,879
Gross amount | Over 1 year | Australia | Business | Fixed interest rate
Financial assets
Loans	6,799
Gross amount | Over 1 year | New Zealand
Financial assets
Loans	69,176
Gross amount | Over 1 year | New Zealand | Variable Interest Rates
Financial assets
Loans	6,803
Gross amount | Over 1 year | New Zealand | Fixed interest rate
Financial assets
Loans	62,373
Gross amount | Over 1 year | New Zealand | Housing
Financial assets
Loans	61,055
Gross amount | Over 1 year | New Zealand | Housing | Variable Interest Rates
Financial assets
Loans	5,619
Gross amount | Over 1 year | New Zealand | Housing | Fixed interest rate
Financial assets
Loans	55,436
Gross amount | Over 1 year | New Zealand | Personal
Financial assets
Loans	161
Gross amount | Over 1 year | New Zealand | Personal | Variable Interest Rates
Financial assets
Loans	160
Gross amount | Over 1 year | New Zealand | Personal | Fixed interest rate
Financial assets
Loans	1
Gross amount | Over 1 year | New Zealand | Business
Financial assets
Loans	7,960
Gross amount | Over 1 year | New Zealand | Business | Variable Interest Rates
Financial assets
Loans	1,024
Gross amount | Over 1 year | New Zealand | Business | Fixed interest rate
Financial assets
Loans	6,936
Gross amount | Over 1 year | Other overseas
Financial assets
Loans	4,633
Gross amount | Over 1 year | Other overseas | Variable Interest Rates
Financial assets
Loans	4,457
Gross amount | Over 1 year | Other overseas | Fixed interest rate
Financial assets
Loans	$ 176